Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	monday.com Ltd.
Entity Central Index Key	0001845338
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40461
Entity Address, Address Line One	6 Yitzhak Sadeh Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6777506
Entity Address, Country	IL
Entity Incorporation, State or Country Code	IL
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	51,160,822
Title of 12(b) Security	Ordinary shares
Trading Symbol	MNDY
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1197
Security Reporting Obligation	15(d)
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of monday. com Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income (loss), shareholders' equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated March 13, 2026, expressed an unqualified opinion on the Company's internal control over financial reporting.

Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Shiran Nawi, Adv.
Entity Address, Address Line One	6 Yitzhak Sadeh Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6777506
Entity Address, Country	IL
City Area Code	972(55)
Local Phone Number	939-7720